Business Acquisitions and Disposal (Tables)	12 Months Ended
Dec. 31, 2024
Business Acquisitions and Disposal [Abstract]
Schedule of Purchase Price for the Acquisition	The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:
Amount (’000)
$
Net liabilities acquired	$(2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	$6,779

Total purchase price consisted of:
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (18,275 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$6,779

Schedule of Deconsolidation of HHE

The loss on the deconsolidation of HHE was calculated as below for the year ended December 31, 2022:

Amount
$’000
The fair value of the consideration received	$-
Carrying value of non-controlling interest prior to the deconsolidation	1,926
Less: Net assets of HHE derecognized on deconsolidation	7,317
Loss from deconsolidation	(5,391)
Derecognition of contingent liabilities recognized during the acquisition	1,781
Net loss on deconsolidation	$(3,610)